Events after the Reporting Period (Details) € in Thousands, $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 26, 2021 EUR (€) shares	Mar. 11, 2020 EUR (€)	Oct. 16, 2019 EUR (€)	May 16, 2019 EUR (€)	Jan. 31, 2021 EUR (€)	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 10, 2021 USD ($)	Mar. 10, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 23, 2020 USD ($)	Dec. 23, 2020 EUR (€)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Equity amount	€ 85,900	€ 85,900	€ 5,500	€ 60,000	€ 1,850	€ 85,900
Development partner for a purchase price					€ 1,000							€ 763					€ 0
Notional amount								$ 1,250	€ 1,048				$ 250	€ 205	$ 500	€ 422
Shares issued | shares						76,290						69,103
Additional percentage of employees signed Letters accepting modifications to terms							3.83%
Share Purchase Agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired										25.72%	25.72%
Development partner for a purchase price										$ 10,000	€ 8,409
Series B2
Disclosure of non-adjusting events after reporting period [line items]
Convertible loan	€ 85,900
Shares issued | shares	7,187